Statements of Changes in Consolidated Shareholders' Equity (Parenthetical) $ in Millions	May 04, 2022 USD ($)	Feb. 23, 2022 USD ($) Agreement shares	Feb. 28, 2022 Agreement
Statement [Line Items]
Issue of equity		$ 2.7
Common Stock [Member]
Statement [Line Items]
Share issued price per share | Agreement			1.41
Prefunded Warrant [Member]
Statement [Line Items]
Fair value of pre funded warrants	$ 1.6
Prefunded Warrant [Member] | Common Stock [Member]
Statement [Line Items]
Share issued price per share | Agreement		1.4099
Calyxt Inc [member]
Statement [Line Items]
Ordinary shares issued | shares		3,880,000
Proportion of ownership interest in subsidiary	51.40%
Underwriting discounts and other offering expenses		$ 0.9
Proceeds from issuing shares		$ 10.0
Calyxt Inc [member] | Prefunded Warrant [Member]
Statement [Line Items]
Warrants Issued | shares		3,880,000
Calyxt Inc [member] | Common Warrants [Member]
Statement [Line Items]
Warrants Issued | shares		7,760,000